Taxes (Details) - Schedule of statutory effective tax rate		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of statutory effective tax rate [Abstract]
Statutory PRC income tax rate		25.00%	25.00%	25.00%
Favorable tax rate impact	[1]	(7.90%)	(6.30%)	(11.10%)
Permanent difference		0.80%	(4.60%)	(1.60%)
Change in valuation allowance		(2.90%)	(29.00%)	(3.60%)
Effective tax rate		15.00%	(14.90%)	8.70%

[1]	Distance Learning is subject to a favorable tax rate of 15%; Shanghai Xia Shu, Shanghai Xin Fu, Hunan Huafu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Liaoning Huafu and Huafu Silu are subject to a favorable tax rate of 10%.